Financial risk management, objectives and policies, Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	$ 996,301	$ 1,177,298
Interest rate swaps	11,629	2,424
Total	1,007,929	1,179,722
1 Year [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	140,707	146,574
Interest rate swaps	3,523	593
Total	144,230	147,167
2 to 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	855,593	723,031
Interest rate swaps	8,105	1,832
Total	863,699	724,863
More than 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	0	307,692
Interest rate swaps	0	0
Total	$ 0	$ 307,692